Shareholder Fees - FidelityConvertibleSecuritiesFund-RetailPRO	Jan. 28, 2023 USD ($)
FidelityConvertibleSecuritiesFund-RetailPRO | Fidelity Convertible Securities Fund
Shareholder Fees:
(fees paid directly from your investment)	none